Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 21,714	$ 13,137	$ 16,520
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,455,528	7,343,696	7,268,536
Add assumed exercise of outstanding dilutive potential ordinary shares	146,443	91,485	99,448
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,601,971	7,435,181	7,367,984
Basic income per ordinary share (US$)	$ 2.912	$ 1.789	$ 2.273
Diluted income per ordinary share (US$)	$ 2.856	$ 1.767	$ 2.242
The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect		9,633	43,181